Leases - Schedule of Maturity Lease Obligations (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Maturity Lease Obligations [Abstract]
2026	¥ 703,002	$ 100,017
2027	243,281	34,612
2028
2029
2030
Total lease payments	946,283	134,629
Less: Interest	21,427	3,048
Present value of lease liabilities	¥ 924,856	$ 131,581	¥ 1,500,171